Segmented Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 CAD ($) Segment	Mar. 31, 2017 CAD ($)
Disclosure Of Operating Segments [Line Items]
Number of operating segments | Segment	1
Revenue	$ 77,948	$ 39,895
Other Country
Disclosure Of Operating Segments [Line Items]
Property plant and equipment and intangible assets	6,242
Revenue	$ 3,746	$ 35